Submission	Jan. 28, 2026
Submission [Line Items]
Central Index Key	0001844862
Registrant Name	Solid Power, Inc.
Registration File Number	333-290078
Form Type	S-3
Submission Type	POSASR
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A